Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation
S-K,
we are providing the following in
fo
rmation about the relationship between executive compensation actually paid (as defined by SEC rules) and c
e
rtain financial performance of the Company. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” on page 24 above. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to RSAs.

					Value of initial fixed $100 investment based on:
Year	Summary compensation table for PEO (1)	Compensation actually paid to PEO (2) ($)	Average summary compensation table total for non-PEO named executive officers (3) ($)	Average compensation actually paid to non-PEO named executive officers (4) ($)	Total shareholder return (5) ($)	Peer group total shareholder return (6) ($)	Net income (7) (millions) ($)	Total revenue (8) ($)
2022	1,759,228	1,642,718	744,781	716,940	198.53	113.35	70.9	252,321
2021	1,383,478	1,383,478	627,353	627,353	264.93	137.26	74.5	266,996
2020	1,238,395	1,238,395	563,871	563,871	214.58	109.57	45.2	160,555

(1)
The dollar amounts reported are the amounts of total compensation reported for Mr. Gonzalez our Principal Executive Officer (“PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Summary Compensation Table.”

(2)
The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Gonzalez, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gonzalez during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the table below sets forth the adjustments that were made to Mr. Gonzalez’s total compensation. The Company does not provide defined benefit pension benefits.

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$1,759,228	$(486,082)	$369,572	$1,642,718
2021	$1,383,478	–	–	$1,383,478
2020	$1,238,395	–	–	$1,238,395

(a)
Represents the deduction of the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for 2022. The Company did not award equity awards in 2021 or 2020.

(b)	The equity award adjustments for 2022 include the addition of the year-end fair value of the equity awards granted in 2022 that are outstanding and unvested as of the end of the year.

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Gonzalez, who has served as our PEO since 2015) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Gonzalez) included for purposes of calculating the average amounts for 2020 through 2022 are: Marek Bakun, Elizabeth J. Walters, and Rhea Goff.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Gonzalez), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Gonzalez) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the table below sets forth the adjustments that were made to the average total compensation for the NEOs as a group (excluding Mr. Gonzalez) to determine compensation actually paid, using the same methodology as described above in Note 2. The Company does not provide defined benefit pension benefits.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2022	$744,781	$(161,016)	$133,175	$716,940
2021	$627,353	–	–	$627,353
2020	$563,871	–	–	$563,871

(5)
Cumulative TSR is calculated in accordance with Items 402(v) and 201(e) of Regulation
S-K,
by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group represents the published industry index S&P SmallCap 600, which is used by the Company for purposes of compliance with Item 201(e) of Regulation
S-K.

(7)	The dollar amounts reported represent the amount of net income attributable to the Company reflected in the Company’s audited financial statements for the applicable year.

(8)
The dollar amounts reported represent the amount of
total revenue
reflected in the Company’s audited financial statements for the applicable year. As described in more detail in the “Compensation Discussion and Analysis,” the Company maintains a discretionary cash incentive program for NEOs that does not utilize a specific formula of financial performance metrics. In determining whether a discretionary cash incentive is paid, the CHC Committee takes into consideration the Company’s net income attributable to the Company and total revenue in assessing overall Company performance. Accordingly, the Company has determined that total revenue represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	total revenue
Named Executive Officers, Footnote [Text Block]	The names of each of the NEOs (excluding Mr. Gonzalez) included for purposes of calculating the average amounts for 2020 through 2022 are: Marek Bakun, Elizabeth J. Walters, and Rhea Goff.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group represents the published industry index S&P SmallCap 600, which is used by the Company for purposes of compliance with Item 201(e) of Regulation
S-K.

PEO Total Compensation Amount	$ 1,759,228	$ 1,383,478	$ 1,238,395
PEO Actually Paid Compensation Amount	$ 1,642,718	1,383,478	1,238,395
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Gonzalez, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gonzalez during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the table below sets forth the adjustments that were made to Mr. Gonzalez’s total compensation. The Company does not provide defined benefit pension benefits.

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$1,759,228	$(486,082)	$369,572	$1,642,718
2021	$1,383,478	–	–	$1,383,478
2020	$1,238,395	–	–	$1,238,395

(a)
Represents the deduction of the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for 2022. The Company did not award equity awards in 2021 or 2020.

(b)	The equity award adjustments for 2022 include the addition of the year-end fair value of the equity awards granted in 2022 that are outstanding and unvested as of the end of the year.

Non-PEO NEO Average Total Compensation Amount	$ 744,781	627,353	563,871
Non-PEO NEO Average Compensation Actually Paid Amount	$ 716,940	627,353	563,871
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Gonzalez), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Gonzalez) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the table below sets forth the adjustments that were made to the average total compensation for the NEOs as a group (excluding Mr. Gonzalez) to determine compensation actually paid, using the same methodology as described above in Note 2. The Company does not provide defined benefit pension benefits.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2022	$744,781	$(161,016)	$133,175	$716,940
2021	$627,353	–	–	$627,353
2020	$563,871	–	–	$563,871

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR
The following chart provides a graphical representation of the Compensation Actually Paid to our PEO and other NEOs versus the Company’s three-year cumulative TSR.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The following chart provides a graphical representation of the Compensation Actually Paid to our PEO and other NEOs versus the net income attributable to the Company.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Company-Selected Measure
The following chart provides a graphical representation of the Compensation Actually Paid to our PEO and other NEOs versus the company-selected measure, total revenue.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following chart provides a graphical representation of the Company’s three-year cumulative TSR versus our industry peer gro up
, S&P SmallCap 600.

Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The most important financial performance measure used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance is:

•	Total revenue.

Total Shareholder Return Amount	$ 198.53	264.93	214.58
Peer Group Total Shareholder Return Amount	113.35	137.26	109.57
Net Income (Loss)	$ 70,900,000	$ 74,500,000	$ 45,200,000
Company Selected Measure Amount	252,321,000,000	266,996,000,000	160,555,000,000
PEO Name	Mr. Gonzalez
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total revenue.
PEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (486,082)	$ 0	$ 0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	369,572	0	0
Non-PEO NEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(161,016)	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 133,175	$ 0	$ 0